UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West High Yield Bond Fund (Formerly Great-West Putnam High Yield Bond Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The high yield market rebounded in the first quarter of 2019, following significant weakness in the fourth quarter of 2018. There was a sharp reversal in investor confidence, with high yield bond funds garnering inflows of $13 billion in the first quarter of the year, the heaviest since the third quarter of 2012. Global central banks pivoted to a more dovish stance in sympathy; specifically, in the U.S., the Federal Reserve communicated that they are not likely to raise rates in 2019. Additionally, better-than-expected corporate earnings, higher oil prices, and strong equity markets also attributed to strength in the high yield market. Meanwhile, market fundamentals continued to look attractive during the quarter, with a low number of companies defaulting. Given this environment, high yield spreads ended the quarter tighter. High yield new issue volumes in the first quarter totaled approximately $65.4 billion.
The second quarter ended on a strong note for high yield, as spreads recouped the majority of their May widening. In fact, as markets cross the halfway point for the year, other than a minor pullback in May, it's hard to argue against the first six months as being anything but positive for risk assets. A favorable fundamentals environment continued in the high yield market, due to strong corporate earnings and a low number of defaults. From a technicals perspective, flows continued into the asset class, total inflows of $12 billion year-to-date. Also, although new issue supply increased toward the end of the quarter as issuers took advantage of the large decline in yields, net supply remained balanced.
The third quarter ended up being relatively positive for risk assets, despite a few volatile periods. High yield spreads recouped their August widening, and the asset class posted a positive return for the quarter. Overall, a fairly strong fundamental landscape in high yield was supported by a favorable technical backdrop. Strong corporate earnings and a relatively low number of defaults supported fundamentals. From a technicals perspective, flows continued into the asset class, total inflows of $15.3 billion year-to-date, while net supply remained balanced.
The fourth quarter of 2019 saw positive returns for the majority of risk assets. The asset class posted modest gains in October and November, amid improving prospects for a phase one trade deal with China. High yield rallied sharply in December, as investors anticipated that President Trump would approve the deal. Within high yield, mid-tier B-rated bonds, as well as lower-quality credits, outperformed, partly driven by a rebound in the beaten-down energy sector, which returned about 3% for the quarter. Additionally, a fairly strong fundamental landscape in high yield has been supported by a favorable technical backdrop. Strong corporate earnings and a relatively low number of defaults have supported fundamentals. From a technicals perspective, flows continued into the asset class, with total inflows of $19.3 billion year-to-date. Also, although new issue supply increased as issuers took advantage of lower yields, net supply remained balanced.
In this environment, the high yield market, as measured by the J.P. Morgan Developed High Yield Index, returned 14.60% in 2019, while the convertible market, as measured by the ICE BofA U.S. Convertibles Index, returned 23.15%. During the year, higher-quality bonds generally outperformed the lower end of the credit quality spectrum. Specifically, BB-rated bonds returned 15.61%, B-rated bonds returned 15.69%, and CCC-rated bonds returned 11.25%. High-yield new issue volumes for the year were approximately $286.6 billion. Across the quality spectrum, 47.5% of issuance came from split-BBB and BB-rated issuers, 43.0% came from split-BB and B-rated issuers, and 9.7% came from split-B and CCC-rated issuers. Furthermore, 67.5% of proceeds were used for refinancing during the year, while 19.8% were used for mergers & acquisition purposes, and 12.0% were used for general corporate purposes.

At the sector level, top contributors to relative returns included overweight positioning and security selection in financials and broadcasting, along with overweight positioning in housing. On the other hand, underweight exposure and security selection in automotive and retail, plus underweight exposure in food & beverages detracted from relative returns. At the issuer level, overweight positioning to The Medicines Co. contributed to relative returns, following their acquisition-related take-out at a 50% premium. Additionally, overweight positioning to Covey Park Energy and underweight exposure to Caesars Entertainment contributed to relative returns. On the other hand, an underweight position to Altice Numericable was the top detractor from relative returns due to positive earnings results. Additionally, avoidance of Tesla and underweight exposure to Sprint Communications detracted from relative returns.
Our overall view of the high yield asset class remains fairly constructive. The underlying fundamentals of high yield issuers in the U.S. is skewed slightly positive, buoyed by generally favorable corporate earnings. Additionally, overall default levels (2.86%, including distressed exchanges) remain below historical long-term averages of 3.0-3.5%. Meanwhile, the technical environment has been positive due to moderate net new issuance volumes and strong inflows into the asset class. From a valuation standpoint, spreads look fairly valued given the underlying fundamental strength of the cohort and a supportive technical environment. With that said, risks to our constructive outlook include commodity price volatility, policy missteps from global central banks, and/or heightened geopolitical tension.
We also continue to have a constructive outlook on the convertible market, although remain somewhat cautious given near all-time equity highs and geo-political tensions. Looking into 2020, we expect slow but measurable economic growth in the U.S., low probability of a recession, and corporate earnings growth of roughly +5%. We continue to trim winners, especially those trading with higher price to par and equity sensitivity, and redeploying to more balanced securities when appropriate. New issuance has picked up significantly in the last few months and we expect steady new issuance trends for the remainder of the year. Ultimately, we believe convertibles will continue to be an attractive option for investors seeking current income and capital appreciation, while also lowering portfolio volatility.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	14.73%	N/A	5.19%
Investor Class	14.40%	5.23%	6.62%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2019 (unaudited)
Rating	Percentage of Fund Investments
A2	0.24%
A3	0.45
Baa1	0.04
Baa2	0.44
Baa3	3.40
Ba1	7.15
Ba2	8.42
Ba3	12.25
B1	12.27
B2	11.76
B3	12.55
CCC, CC, C	3.33
Equities	5.47
Not Rated	11.19
Short Term Investments	11.04
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,042.50	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.66	$3.86
Investor Class
Actual	$1,000.00	$1,042.00	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.87	$5.66
* Expenses are equal to the Fund's annualized expense ratio of 0.75% for the Institutional Class shares and 1.10% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
BANK LOANS
$ 475,393	Air Methods Corp(b) 5.44%, 04/22/2024 3-mo. LIBOR + 3.50%	$ 413,988
110,000	Alpha 3 BV(b) 4.76%, 01/31/2024 1-mo. LIBOR + 3.00%	110,183
470,730	Ascend Learning LLC(b) 4.80%, 07/12/2024 1-mo. LIBOR + 3.00%	473,084
1,292,181	Brand Energy & Infrastructure Services Inc(b) 6.29%, 06/21/2024 1-mo. LIBOR + 4.25%	1,287,104
149,235	BWay Holding Company(b) 5.23%, 04/03/2024 1-mo. LIBOR + 3.25%	148,535
210,000	California Resources Corp(b) 6.55%, 12/31/2022 1-mo. LIBOR + 4.75%	185,617
167,466	Capital Automotive LP(b) 7.80%, 03/24/2025 1-mo. LIBOR + 6.00%	167,780
598,500	CEC Entertainment Inc(b) 8.30%, 08/15/2026 1-mo. LIBOR + 6.50%	573,363
333,300	CenturyLink Inc(b) 4.55%, 01/31/2025 1-mo. LIBOR + 2.75%	334,364
435,000	Clear Channel Outdoor Holdings Inc(b) 5.30%, 08/09/2026 1-mo. LIBOR + 3.50%	437,039
873,863	CPG International LLC(b) 5.93%, 05/06/2024 3-mo. LIBOR + 3.75%	876,048
168,570	Diamond BC BV(b) 4.93%, 09/06/2024 1-mo. LIBOR + 3.00%	164,988
200,000	Dun & Bradstreet Corp(b) 6.79%, 02/06/2026 1-mo. LIBOR + 5.00%	201,334
1,301,850	Financial & Risk US Holdings Inc(b) 5.05%, 10/01/2025 1-mo. LIBOR + 3.75%	1,312,835
172,365	FTS International Inc(b) 6.55%, 04/16/2021 1-mo. LIBOR + 4.75%	147,946
390,000	Garda World Security Corp(b) 6.66%, 10/23/2026 2-mo. LIBOR + 4.75%	391,787
197,809	Gates Global LLC(b) 4.55%, 04/01/2024 1-mo. LIBOR + 2.75%	197,840
510,472	GFL Environmental Inc(b) 4.80%, 05/30/2025 1-mo. LIBOR + 3.00%	510,564
220,000	Hub International Ltd(b) 5.79%, 04/25/2025 1-mo. LIBOR + 4.00%	219,691
182,686	iHeartCommunications Inc(b) 5.69%, 05/01/2026 1-mo. LIBOR + 4.00%	184,219
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Jo-Ann Stores LLC(b)
$ 298,443	6.93%,10/20/2023 1-mo. LIBOR + 5.00%	$ 204,993
507,387	11.04%,05/02/2024 1-mo. LIBOR + 9.25%	175,049
502,474	Lower Cadence Holdings LLC(b) 5.70%, 05/22/2026 1-mo. LIBOR + 4.00%	495,879
1,207,932	Navistar Inc(b) 5.24%, 11/06/2024 1-mo. LIBOR + 3.50%	1,203,402
743,238	Ortho-Clinical Diagnostics Inc(b) 5.31%, 06/30/2025 1-mo. LIBOR + 3.25%	733,018
655,000	PetSmart Inc(b) 4.89%, 03/11/2022 3-mo. LIBOR + 3.00%	637,806
219,443	Ply Gem Midco Inc(b) 5.49%, 04/12/2025 1-mo. LIBOR + 3.75%	218,437
126,783	Rackspace Hosting Inc(b) 4.90%, 11/03/2023 2-mo. LIBOR + 3.00%	123,614
	Robertshaw US Holding Corp(b)
367,411	5.06%,02/28/2025 1-mo. LIBOR + 3.25%	332,508
390,000	9.81%,02/28/2026 1-mo. LIBOR + 8.00%	312,000
220,000	Solenis International LP(b) 5.91%, 06/26/2025 2-mo. LIBOR + 4.00%	217,067
396,037	Talbots Inc(b) 8.80%, 11/28/2022 1-mo. LIBOR + 7.00%	391,087
	Terrier Media Buyer Inc(b)
50,000	6.14%,12/12/2026 3-mo. LIBOR + 4.25%	50,458
265,000	6.15%,12/17/2026 3-mo. LIBOR + 4.25%	267,429
614,044	Titan Acquisition Ltd(b) 4.80%, 03/28/2025 1-mo. LIBOR + 3.00%	602,838
234,413	Travelport Finance SARL(b) 6.94%, 05/29/2026 3-mo. LIBOR + 5.00%	217,769
523,604	Vertiv Group Corp(b) 5.93%, 11/30/2023 1-mo. LIBOR + 4.00%	521,859
594,452	WideOpenWest Finance LLC(b) 5.03%, 08/18/2023 1-mo. LIBOR + 3.25%	589,002
TOTAL BANK LOANS — 5.80% (Cost $16,196,493)		$ 15,632,524

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 6.50%
	Allegheny Technologies Inc
$ 530,000	7.88%, 08/15/2023	$ 594,040
35,000	5.88%, 12/01/2027	36,750
485,000	Axalta Coating Systems LLC(c) 4.88%, 08/15/2024	501,975
895,000	Big River Steel LLC / BRS Finance Corp(c) 7.25%, 09/01/2025	944,225
585,000	CF Industries Inc 4.95%, 06/01/2043	609,862
	Chemours Co
180,000	7.00%, 05/15/2025(d)	181,350
190,000	5.38%, 05/15/2027	168,150
	Compass Minerals International Inc(c)
235,000	4.88%, 07/15/2024	234,119
565,000	6.75%, 12/01/2027	600,312
	Constellium SE(c)
500,000	5.75%, 05/15/2024	513,750
305,000	6.63%, 03/01/2025	316,468
530,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	536,625
155,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	160,425
865,000	GCP Applied Technologies Inc(c) 5.50%, 04/15/2026	908,250
515,000	Hudbay Minerals Inc(c) 7.63%, 01/15/2025	543,583
630,000	Ingevity Corp(c) 4.50%, 02/01/2026	639,450
255,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(c) 7.00%, 04/15/2025	262,650
	Mercer International Inc
310,000	6.50%, 02/01/2024	321,625
135,000	7.38%, 01/15/2025(d)	145,321
280,000	5.50%, 01/15/2026	284,900
220,000	New Gold Inc(c) 6.25%, 11/15/2022	218,969
	Novelis Corp(c)
625,000	6.25%, 08/15/2024	655,469
945,000	5.88%, 09/30/2026	1,005,579
200,000	OCI NV(c) 5.25%, 11/01/2024	207,500
585,000	PQ Corp(c) 5.75%, 12/15/2025	611,325
1,035,000	Smurfit Kappa Treasury Funding Designated Activity Co 7.50%, 11/20/2025	1,271,756
	Starfruit Finco BV / Starfruit US Holdco LLC(c)
100,000	EUR, 6.50%, 10/01/2026	120,022
760,000	8.00%, 10/01/2026(d)	805,600
	Steel Dynamics Inc
258,000	5.25%, 04/15/2023	263,012
295,000	5.50%, 10/01/2024	303,877
90,000	4.13%, 09/15/2025	92,463
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 205,000	5.00%, 12/15/2026	$ 217,951
	Syngenta Finance NV(c)
580,000	4.89%, 04/24/2025	620,309
580,000	5.18%, 04/24/2028	624,410
365,000	Teck Resources Ltd 3.75%, 02/01/2023	371,388
325,000	Tronox Finance PLC(c) 5.75%, 10/01/2025	331,084
650,000	Univar Solutions USA Inc(c) 5.13%, 12/01/2027	678,457
565,000	WR Grace & Co-Conn(c) 5.63%, 10/01/2024	624,325
		17,527,326
Communications — 12.71%
200,000	Altice Financing SA(c) 6.63%, 02/15/2023	203,500
	Altice France SA(c)
1,215,000	7.38%, 05/01/2026	1,304,473
200,000	5.50%, 01/15/2028(d)	205,510
	Altice Luxembourg SA(c)
300,000	7.63%, 02/15/2025	312,000
480,000	10.50%, 05/15/2027	547,224
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
840,000	5.75%, 02/15/2026	886,217
620,000	5.50%, 05/01/2026	653,325
455,000	5.00%, 02/01/2028	477,441
2,280,000	5.38%, 06/01/2029	2,433,900
253,913	Clear Channel Worldwide Holdings Inc(c) 5.13%, 08/15/2027	264,399
	CommScope Inc(c)
125,000	5.50%, 03/01/2024	130,313
195,000	6.00%, 03/01/2026	207,431
310,000	CommScope Technologies LLC(c) 6.00%, 06/15/2025	310,350
	CSC Holdings LLC
380,000	6.75%, 11/15/2021	408,975
890,000	5.25%, 06/01/2024(d)	958,975
420,000	7.75%, 07/15/2025(c)	447,808
400,000	10.88%, 10/15/2025(c)	447,000
320,000	5.75%, 01/15/2030(c)	341,600
	Diamond Sports Group LLC / Diamond Sports Finance Co(c)
545,000	5.38%, 08/15/2026	551,296
790,000	6.63%, 08/15/2027(d)	768,275
1,275,000	DISH DBS Corp 5.88%, 11/15/2024	1,302,891
	Entercom Media Corp(c)
515,000	7.25%, 11/01/2024(d)	542,038
495,000	6.50%, 05/01/2027	529,650
400,000	Frontier Communications Corp(c) 8.50%, 04/01/2026	405,000

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Communications — (continued)
$ 215,000	Go Daddy Operating Co LLC / GD Finance Co Inc(c) 5.25%, 12/01/2027	$ 226,288
760,000	Gray Television Inc(c) 7.00%, 05/15/2027	844,550
	iHeartCommunications Inc
239,691	6.38%, 05/01/2026(d)	260,065
482,252	8.38%, 05/01/2027	532,888
	Level 3 Financing Inc
255,000	5.63%, 02/01/2023	255,765
930,000	5.25%, 03/15/2026	967,200
180,000	4.63%, 09/15/2027(c)	184,284
805,000	Match Group Inc(c) 5.00%, 12/15/2027	839,212
765,000	Meredith Corp 6.88%, 02/01/2026	795,370
	Netflix Inc
45,000	5.88%, 02/15/2025	50,175
385,000	4.88%, 04/15/2028	399,900
795,000	5.88%, 11/15/2028	881,305
230,000	6.38%, 05/15/2029	261,913
195,000	5.38%, 11/15/2029(c)	207,671
110,000	4.88%, 06/15/2030(c)	111,719
	Nexstar Broadcasting Inc(c)
680,000	5.63%, 08/01/2024	708,900
625,000	5.63%, 07/15/2027	658,625
110,000	Outfront Media Capital LLC / Outfront Media Capital Corp(c) 4.63%, 03/15/2030	111,925
915,000	Plantronics Inc(c) 5.50%, 05/31/2023	894,412
140,000	Quebecor Media Inc 5.75%, 01/15/2023	152,075
370,000	Sinclair Television Group Inc(c) 5.50%, 03/01/2030	378,325
	Sirius XM Radio Inc(c)
800,000	5.00%, 08/01/2027	844,000
165,000	5.50%, 07/01/2029	178,405
1,245,000	Sprint Capital Corp 6.88%, 11/15/2028	1,341,487
	Sprint Corp
815,000	7.25%, 09/15/2021	861,862
1,790,000	7.88%, 09/15/2023	1,974,961
	T-Mobile USA Inc
260,000	6.00%, 03/01/2023	264,680
825,000	6.38%, 03/01/2025	852,497
220,000	4.50%, 02/01/2026	225,500
80,000	5.38%, 04/15/2027	85,200
590,000	4.75%, 02/01/2028	618,208
130,000	Townsquare Media Inc(c) 6.50%, 04/01/2023	131,950
570,000	Univision Communications Inc(c) 5.13%, 02/15/2025	563,587
505,000	Videotron Ltd 5.00%, 07/15/2022	532,775
570,000	Virgin Media Finance PLC(c) 5.75%, 01/15/2025	586,387
Principal Amount(a)		Fair Value
Communications — (continued)
$ 540,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	$ 569,700
260,000	Ziggo BV(c) 5.50%, 01/15/2027	276,250
		34,269,607
Consumer, Cyclical — 10.11%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
1,000,000	5.00%, 10/15/2025	1,032,500
330,000	3.88%, 01/15/2028	330,825
260,000	4.38%, 01/15/2028	260,650
720,000	Allison Transmission Inc(c) 4.75%, 10/01/2027	747,000
360,000	AMC Entertainment Holdings Inc(d) 5.75%, 06/15/2025	333,000
185,000	American Builders & Contractors Supply Co Inc(c) 4.00%, 01/15/2028	187,775
	Beacon Roofing Supply Inc(c)
350,000	4.88%, 11/01/2025	351,750
265,000	4.50%, 11/15/2026(d)	272,950
	Boyd Gaming Corp
195,000	6.38%, 04/01/2026	209,808
245,000	6.00%, 08/15/2026	263,069
185,000	4.75%, 12/01/2027(c)	192,169
170,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c) 6.25%, 09/15/2027	179,350
825,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.25%, 10/15/2025	852,844
	Cinemark USA Inc
365,000	5.13%, 12/15/2022	369,015
215,000	4.88%, 06/01/2023	218,494
460,000	eG Global Finance PLC(c) 6.75%, 02/07/2025	466,900
	Eldorado Resorts Inc
270,000	7.00%, 08/01/2023	281,813
90,000	6.00%, 09/15/2026	99,113
360,000	Hanesbrands Inc(c) 4.63%, 05/15/2024	379,649
615,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	653,437
75,000	Installed Building Products Inc(c) 5.75%, 02/01/2028	80,156
49,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp(c) 6.75%, 11/15/2021	49,980
	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c)
315,000	5.00%, 06/01/2024	326,419
510,000	5.25%, 06/01/2026	538,050

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 230,000	4.75%, 06/01/2027	$ 242,075
350,000	Lennar Corp 5.88%, 11/15/2024	389,375
	Lions Gate Capital Holdings LLC(c)
565,000	6.38%, 02/01/2024	590,436
470,000	5.88%, 11/01/2024	477,050
	Live Nation Entertainment Inc(c)
225,000	4.88%, 11/01/2024	232,875
350,000	5.63%, 03/15/2026	372,750
115,000	4.75%, 10/15/2027	119,025
	Mattamy Group Corp(c)
180,000	6.50%, 10/01/2025	192,150
555,000	5.25%, 12/15/2027	577,200
330,000	Mattel Inc(c) 5.88%, 12/15/2027	347,738
1,090,000	Navistar International Corp(c) 6.63%, 11/01/2025	1,110,437
405,000	Newell Brands Inc 4.20%, 04/01/2026	421,918
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(c)
195,000	6.25%, 05/15/2026	210,113
425,000	8.50%, 05/15/2027	451,562
455,000	Penn National Gaming Inc(c)(d) 5.63%, 01/15/2027	480,846
	Penske Automotive Group Inc
430,000	5.75%, 10/01/2022	435,912
440,000	5.38%, 12/01/2024	452,650
425,000	5.50%, 05/15/2026	445,187
	PulteGroup Inc
240,000	5.50%, 03/01/2026	268,200
775,000	7.88%, 06/15/2032	995,875
310,000	Resideo Funding Inc(c) 6.13%, 11/01/2026	312,325
680,000	Sabre Global Inc(c) 5.38%, 04/15/2023	696,660
620,000	Scientific Games International Inc(c) 8.25%, 03/15/2026	683,550
545,000	Scotts Miracle-Gro Co(c) 4.50%, 10/15/2029	557,099
	Six Flags Entertainment Corp(c)
415,000	4.88%, 07/31/2024	430,044
700,000	5.50%, 04/15/2027	746,375
	Staples Inc(c)
1,170,000	7.50%, 04/15/2026	1,213,875
615,000	10.75%, 04/15/2027(d)	624,225
460,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	458,850
215,000	Taylor Morrison Communities Inc(c) 5.75%, 01/15/2028	234,350
490,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	532,875
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	WMG Acquisition Corp(c)
$ 485,000	5.00%, 08/01/2023	$ 495,912
160,000	5.50%, 04/15/2026	168,400
365,000	Wolverine World Wide Inc(c) 5.00%, 09/01/2026	370,475
445,000	Wyndham Hotels & Resorts Inc(c) 5.38%, 04/15/2026	469,475
1,005,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	1,067,812
480,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 5.13%, 10/01/2029	515,400
185,000	Yum! Brands Inc(c) 4.75%, 01/15/2030	193,788
		27,261,580
Consumer, Non-Cyclical — 9.06%
145,000	Air Medical Group Holdings Inc(c)(d) 6.38%, 05/15/2023	129,775
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c)
390,000	7.50%, 03/15/2026	437,775
400,000	4.63%, 01/15/2027	399,520
275,000	Ashtead Capital Inc(c) 4.25%, 11/01/2029	280,844
590,000	Bausch Health Americas Inc(c) 8.50%, 01/31/2027	671,892
	Bausch Health Cos Inc
215,000	EUR, 4.50%, 05/15/2023	244,181
730,000	7.00%, 03/15/2024(c)	759,200
740,000	6.13%, 04/15/2025(c)	764,590
320,000	5.50%, 11/01/2025(c)	334,400
200,000	7.00%, 01/15/2028(c)	220,000
145,000	5.00%, 01/30/2028(c)	148,827
835,000	7.25%, 05/30/2029(c)(d)	953,987
145,000	5.25%, 01/30/2030(c)	150,365
630,000	Carriage Services Inc(c) 6.63%, 06/01/2026	670,950
	Centene Corp
240,000	4.75%, 05/15/2022	244,800
240,000	5.38%, 06/01/2026(c)	254,700
815,000	4.63%, 12/15/2029(c)	858,888
	CHS / Community Health Systems Inc
955,000	6.25%, 03/31/2023	969,325
210,000	8.00%, 03/15/2026(c)	216,300
505,000	Gartner Inc(c) 5.13%, 04/01/2025	525,831
	HCA Inc
55,000	7.50%, 02/15/2022	60,775
460,000	5.00%, 03/15/2024	502,459
675,000	5.25%, 06/15/2026	755,529
395,000	5.38%, 09/01/2026(d)	439,931

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 235,000	5.63%, 09/01/2028	$ 267,806
240,000	Hologic Inc(c) 4.38%, 10/15/2025	247,800
	IHS Markit Ltd
590,000	4.75%, 02/15/2025(c)	644,528
40,000	4.00%, 03/01/2026(c)	42,178
330,000	4.75%, 08/01/2028	367,542
710,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(c) 6.38%, 08/01/2023	732,853
	Lamb Weston Holdings Inc(c)
50,000	4.63%, 11/01/2024	53,063
835,000	4.88%, 11/01/2026	885,100
195,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(c)(d) 10.00%, 04/15/2025	154,050
	Molina Healthcare Inc
430,000	5.38%, 11/15/2022	457,081
125,000	4.88%, 06/15/2025(c)(d)	128,438
675,000	Nielsen Co Luxembourg SARL(c)(d) 5.00%, 02/01/2025	695,250
745,000	Nielsen Finance LLC / Nielsen Finance Co(c) 5.00%, 04/15/2022	747,794
75,000	Prestige Brands Inc(c) 5.13%, 01/15/2028	78,563
205,000	Refinitiv US Holdings Inc(c) 6.25%, 05/15/2026	223,706
	Service Corp International
910,000	5.38%, 05/15/2024	937,300
290,000	7.50%, 04/01/2027	353,800
175,000	4.63%, 12/15/2027	182,438
600,000	5.13%, 06/01/2029	637,500
	Spectrum Brands Inc
400,000	6.13%, 12/15/2024	413,000
185,000	5.00%, 10/01/2029(c)(d)	191,012
	Tenet Healthcare Corp
275,000	4.63%, 07/15/2024	281,531
1,020,000	4.88%, 01/01/2026(c)	1,068,348
475,000	6.25%, 02/01/2027(c)	511,219
755,000	5.13%, 11/01/2027(c)	797,469
	Teva Pharmaceutical Finance Netherlands III BV(d)
445,000	6.00%, 04/15/2024	450,340
685,000	6.75%, 03/01/2028	695,419
735,000	TMS International Holding Corp(c) 7.25%, 08/15/2025	664,565
	WellCare Health Plans Inc
305,000	5.25%, 04/01/2025	317,200
190,000	5.38%, 08/15/2026(c)	202,350
		24,424,087
Energy — 7.98%
	Aker BP ASA(c)
220,000	4.75%, 06/15/2024	228,250
Principal Amount(a)		Fair Value
Energy — (continued)
$ 850,000	5.88%, 03/31/2025	$ 903,125
75,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(c) 5.75%, 01/15/2028	65,250
	Antero Resources Corp
740,000	5.38%, 11/01/2021	704,619
265,000	5.13%, 12/01/2022	236,512
400,000	Apergy Corp 6.38%, 05/01/2026	422,000
	Ascent Resources Utica Holdings LLC / ARU Finance Corp(c)
393,000	10.00%, 04/01/2022	390,890
170,000	7.00%, 11/01/2026	135,575
240,000	Baytex Energy Corp(c) 5.63%, 06/01/2024	218,400
235,000	Buckeye Partners LP 3.95%, 12/01/2026	226,774
187,000	California Resources Corp(c) 8.00%, 12/15/2022	80,410
355,000	Cenovus Energy Inc 6.75%, 11/15/2039	451,278
	Cheniere Corpus Christi Holdings LLC
507,000	5.88%, 03/31/2025	570,101
560,000	5.13%, 06/30/2027	618,901
190,000	Comstock Resources Inc 9.75%, 08/15/2026	172,425
980,000	Covey Park Energy LLC / Covey Park Finance Corp(c) 7.50%, 05/15/2025	842,800
355,000	DCP Midstream Operating LP(c) 6.75%, 09/15/2037	372,750
616,000	Denbury Resources Inc(c) 9.00%, 05/15/2021	595,980
520,000	Diamondback Energy Inc 5.38%, 05/31/2025	545,914
830,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	872,537
	Energy Transfer Operating LP
1,150,000	6.63%, Perpetual(b)(d)(e) 3-mo. LIBOR + 4.15%	1,086,750
720,000	5.88%, 01/15/2024	796,560
	Hess Midstream Operations LP(c)
960,000	5.63%, 02/15/2026	999,250
190,000	5.13%, 06/15/2028	192,375
875,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 6.00%, 08/01/2024	912,187
280,000	Indigo Natural Resources LLC(c) 6.88%, 02/15/2026	263,200
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	137,462
	MEG Energy Corp(c)
280,000	6.38%, 01/30/2023	280,700

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Energy — (continued)
$ 700,000	6.50%, 01/15/2025	$ 728,070
	Nabors Industries Inc
75,000	5.50%, 01/15/2023(d)	72,000
800,000	5.75%, 02/01/2025	720,000
125,000	Newfield Exploration Co 5.75%, 01/30/2022	132,831
220,000	Nine Energy Service Inc(c) 8.75%, 11/01/2023	178,200
	Noble Holding International Ltd
210,000	7.75%, 01/15/2024(d)	109,095
275,000	7.88%, 02/01/2026(c)	199,375
	Oasis Petroleum Inc
188,000	6.88%, 03/15/2022	180,950
150,000	6.25%, 05/01/2026(c)	124,500
620,000	Precision Drilling Corp(c) 7.13%, 01/15/2026	589,000
330,000	SESI LLC(d) 7.13%, 12/15/2021	281,457
	Seventy Seven Energy Inc(f)(g)(h)
345,000	6.50%, 07/15/2022	35
225,000	6.63%, 11/15/2025	23
	SM Energy Co
330,000	5.00%, 01/15/2024	314,325
755,000	6.75%, 09/15/2026(d)	739,900
75,000	6.63%, 01/15/2027(d)	73,714
435,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c) 5.50%, 01/15/2028	426,300
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
220,000	6.50%, 07/15/2027(c)	240,900
240,000	5.00%, 01/15/2028	244,800
140,000	6.88%, 01/15/2029(c)	155,400
110,000	5.50%, 03/01/2030(c)	113,025
	Transocean Inc
17,000	9.00%, 07/15/2023(c)	17,956
235,000	7.50%, 04/15/2031	182,125
333,750	Transocean Pontus Ltd(c) 6.13%, 08/01/2025	342,094
235,000	Transocean Poseidon Ltd(c) 6.88%, 02/01/2027	249,100
360,000	Transocean Sentry Ltd(c) 5.38%, 05/15/2023	366,300
	Valaris PLC
85,000	8.00%, 01/31/2024	51,425
190,000	7.75%, 02/01/2026(d)	107,341
115,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	119,600
	WPX Energy Inc
355,000	8.25%, 08/01/2023	408,250
275,000	5.75%, 06/01/2026	293,562
Principal Amount(a)		Fair Value
Energy — (continued)
$ 420,000	5.25%, 10/15/2027	$ 443,100
		21,527,728
Financial — 8.17%
1,905,000	Ally Financial Inc 8.00%, 11/01/2031	2,644,330
570,000	American International Group Inc(b) 8.18%, 05/15/2058 3-mo. LIBOR + 4.19%	775,200
	Bank of America Corp(b)(e)
225,000	6.10%, Perpetual 3-mo. LIBOR + 3.89%	250,605
265,000	6.50%, Perpetual 3-mo. LIBOR + 4.17%	300,775
	CIT Group Inc
95,000	5.00%, 08/15/2022	100,700
635,000	5.00%, 08/01/2023	684,212
400,000	5.25%, 03/07/2025	440,000
	CNO Financial Group Inc
475,000	5.25%, 05/30/2025	526,062
390,000	5.25%, 05/30/2029	435,338
	Credit Acceptance Corp
315,000	7.38%, 03/15/2023	323,269
185,000	5.13%, 12/31/2024(c)	192,115
210,000	6.63%, 03/15/2026(c)	227,063
620,000	Credit Suisse Group AG(c)(e) 6.25%, Perpetual	674,405
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	309,350
900,000	Equinix Inc REIT 5.38%, 05/15/2027	977,427
375,000	ESH Hospitality Inc REIT(c) 5.25%, 05/01/2025	387,656
305,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	331,945
	Freedom Mortgage Corp(c)
330,000	8.13%, 11/15/2024	324,232
445,000	8.25%, 04/15/2025	436,238
370,000	goeasy Ltd(c) 5.38%, 12/01/2024	376,782
645,000	Howard Hughes Corp(c) 5.38%, 03/15/2025	672,412
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
350,000	6.75%, 02/01/2024	363,125
220,000	4.75%, 09/15/2024(c)	226,050
350,000	6.25%, 05/15/2026	372,750
220,000	5.25%, 05/15/2027(c)	224,979
	Iron Mountain Inc REIT(c)
655,000	4.88%, 09/15/2027	676,287
430,000	5.25%, 03/15/2028	447,200
	iStar Inc REIT
160,000	5.25%, 09/15/2022	164,200
505,000	4.75%, 10/01/2024	523,306
510,000	4.25%, 08/01/2025	515,590
393,000	Lloyds Banking Group PLC(e) 7.50%, Perpetual	434,265

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Financial — (continued)
$ 750,000	LPL Holdings Inc(c) 5.75%, 09/15/2025	$ 784,687
220,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT 4.50%, 01/15/2028	229,900
	Nationstar Mortgage Holdings Inc(c)
535,000	8.13%, 07/15/2023	566,308
145,000	9.13%, 07/15/2026	160,588
335,000	Nationstar Mortgage LLC / Nationstar Capital Corp 6.50%, 07/01/2021	335,838
640,000	Provident Funding Associates LP / PFG Finance Corp(c) 6.38%, 06/15/2025	627,200
125,000	Realogy Group LLC / Realogy Co-Issuer Corp(c)(d) 9.38%, 04/01/2027	130,433
	Royal Bank of Scotland Group PLC(e)
495,000	7.50%, Perpetual	505,831
833,000	7.65%, Perpetual(b) 3-mo. LIBOR + 2.50%	1,195,430
	Springleaf Finance Corp
395,000	6.88%, 03/15/2025	449,312
240,000	7.13%, 03/15/2026	277,488
360,000	6.63%, 01/15/2028	406,368
385,000	5.38%, 11/15/2029	401,863
540,000	Starwood Property Trust Inc REIT 4.75%, 03/15/2025	569,700
9,764	Stearns Holdings LLC / Stearns Co-Issuer Inc(c)(i) 5.00%, 11/05/2024	48,820
		22,027,634
Industrial — 10.37%
	Amsted Industries Inc(c)
320,000	5.63%, 07/01/2027	339,200
365,000	4.63%, 05/15/2030	367,639
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c)
240,000	6.00%, 02/15/2025	251,700
390,000	4.13%, 08/15/2026	399,750
390,000	5.25%, 08/15/2027	410,483
615,000	ATS Automation Tooling Systems Inc(c) 6.50%, 06/15/2023	633,450
	Berry Global Inc
310,000	5.13%, 07/15/2023	318,138
85,000	4.50%, 02/15/2026(c)	87,312
215,000	5.63%, 07/15/2027(c)(d)	230,588
700,000	BMC East LLC(c) 5.50%, 10/01/2024	728,000
820,000	Boise Cascade Co(c) 5.63%, 09/01/2024	852,800
Principal Amount(a)		Fair Value
Industrial — (continued)
	Bombardier Inc(c)
$ 100,000	8.75%, 12/01/2021	$ 109,563
520,000	7.50%, 12/01/2024	546,328
560,000	7.88%, 04/15/2027	576,100
	Builders FirstSource Inc(c)
431,000	5.63%, 09/01/2024	448,240
415,000	6.75%, 06/01/2027	454,944
314,000	CEMEX Finance LLC(c) 6.00%, 04/01/2024	322,795
	Cemex SAB de CV(c)
815,000	6.13%, 05/05/2025	845,571
270,000	5.45%, 11/19/2029	282,150
	Clean Harbors Inc(c)
300,000	4.88%, 07/15/2027	315,750
170,000	5.13%, 07/15/2029	182,342
440,000	Cornerstone Building Brands Inc(c)(d) 8.00%, 04/15/2026	458,700
185,000	Crown Americas LLC / Crown Americas Capital Corp VI 4.75%, 02/01/2026	195,406
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	790,875
	Energizer Holdings Inc(c)
180,000	6.38%, 07/15/2026(d)	191,700
40,000	7.75%, 01/15/2027	44,702
365,000	GFL Environmental Inc(c) 5.13%, 12/15/2026	383,754
710,000	Great Lakes Dredge & Dock Corp 8.00%, 05/15/2022	750,825
545,000	Greif Inc(c) 6.50%, 03/01/2027	588,600
750,000	Itron Inc(c) 5.00%, 01/15/2026	777,187
680,000	James Hardie International Finance Designated Activity Co(c) 5.00%, 01/15/2028	714,000
	JELD-WEN Inc(c)
355,000	4.63%, 12/15/2025	365,472
310,000	4.88%, 12/15/2027	316,975
450,000	Legrand France SA 8.50%, 02/15/2025	574,094
490,000	Louisiana-Pacific Corp 4.88%, 09/15/2024	506,537
170,000	Masonite International Corp(c) 5.38%, 02/01/2028	179,563
110,000	Mauser Packaging Solutions Holding Co(c) 5.50%, 04/15/2024	113,311
150,000	Moog Inc(c) 4.25%, 12/15/2027	152,640
745,000	Oshkosh Corp 5.38%, 03/01/2025	768,281
500,000	Park-Ohio Industries Inc 6.63%, 04/15/2027	509,028
945,000	RBS Global Inc / Rexnord LLC(c) 4.88%, 12/15/2025	975,712

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Industrial — (continued)
	Standard Industries Inc(c)
$ 500,000	5.38%, 11/15/2024	$ 513,750
50,000	6.00%, 10/15/2025	52,563
395,000	5.00%, 02/15/2027	411,787
45,000	4.75%, 01/15/2028	46,125
865,000	Stevens Holding Co Inc(c) 6.13%, 10/01/2026	945,012
400,000	Tennant Co 5.63%, 05/01/2025	418,000
630,000	TopBuild Corp(c) 5.63%, 05/01/2026	658,350
	TransDigm Inc
105,000	6.50%, 05/15/2025	109,200
1,120,000	6.25%, 03/15/2026(c)	1,212,523
395,000	6.38%, 06/15/2026	418,941
565,000	5.50%, 11/15/2027(c)	571,345
	Trivium Packaging Finance BV(c)
330,000	5.50%, 08/15/2026	347,737
295,000	8.50%, 08/15/2027	328,187
885,000	TTM Technologies Inc(c) 5.63%, 10/01/2025	914,869
437,000	US Concrete Inc 6.38%, 06/01/2024	456,119
250,000	Vertiv Group Corp(c) 9.25%, 10/15/2024	268,750
430,000	Waste Pro USA Inc(c) 5.50%, 02/15/2026	448,275
780,000	Watco Cos LLC / Watco Finance Corp(c) 6.38%, 04/01/2023	791,700
755,000	Weekley Homes LLC / Weekley Finance Corp 6.00%, 02/01/2023	755,944
224,000	Zekelman Industries Inc(c) 9.88%, 06/15/2023	235,480
		27,964,862
Technology — 1.85%
	Dell International LLC / EMC Corp(c)
630,000	7.13%, 06/15/2024	664,650
1,600,000	6.02%, 06/15/2026	1,840,197
210,000	Dun & Bradstreet Corp(c) 6.88%, 08/15/2026	231,787
360,000	Qorvo Inc 5.50%, 07/15/2026	383,400
256,000	Rackspace Hosting Inc(c)(d) 8.63%, 11/15/2024	250,240
880,000	SS&C Technologies Inc(c) 5.50%, 09/30/2027	939,400
660,000	Western Digital Corp 4.75%, 02/15/2026	688,050
		4,997,724
Utilities — 2.60%
	AES Corp
1,105,000	5.50%, 04/15/2025	1,140,912
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 665,000	5.13%, 09/01/2027	$ 709,887
7,980	American Electric Power Co Inc(d) 2.95%, 12/15/2022	428,925
	Calpine Corp(c)
90,000	5.88%, 01/15/2024	91,800
355,000	5.25%, 06/01/2026	369,644
550,000	4.50%, 02/15/2028	554,878
124,661	GenOn Energy Inc(f)(g) 9.88%, 10/15/2020	56,571
	NRG Energy Inc
270,000	3.75%, 06/15/2024(c)	278,961
345,000	7.25%, 05/15/2026	376,913
105,000	6.63%, 01/15/2027	113,925
275,000	5.75%, 01/15/2028	298,375
445,000	5.25%, 06/15/2029(c)(d)	481,156
320,000	Vistra Energy Corp(c) 8.13%, 01/30/2026	342,400
	Vistra Operations Co LLC(c)
110,000	3.55%, 07/15/2024	111,337
650,000	5.50%, 09/01/2026	689,000
265,000	5.63%, 02/15/2027	279,244
475,000	5.00%, 07/31/2027	496,366
190,000	4.30%, 07/15/2029	193,573
		7,013,867
TOTAL CORPORATE BONDS AND NOTES — 69.35% (Cost $180,028,016)		$187,014,415
CONVERTIBLE BONDS
Communications — 2.94%
455,000	Booking Holdings Inc 0.35%, 06/15/2020	705,820
698,000	DISH Network Corp 3.38%, 08/15/2026	671,406
342,000	Etsy Inc(c) 0.13%, 10/01/2026	307,610
110,000	GCI Liberty Inc(c) 1.75%, 09/30/2046	151,415
409,000	IAC Financeco 2 Inc(c) 0.88%, 06/15/2026	458,612
231,000	IAC Financeco Inc(c) 0.88%, 10/01/2022	397,170
331,000	Liberty Interactive LLC(c) 1.75%, 09/30/2046	485,525
	Liberty Media Corp
306,000	1.38%, 10/15/2023	411,754
285,000	2.75%, 12/01/2049(c)	298,537
295,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023	392,410
471,000	Okta Inc(c) 0.13%, 09/01/2025	456,101
546,000	Palo Alto Networks Inc 0.75%, 07/01/2023	602,233
405,000	Proofpoint Inc(c) 0.25%, 08/15/2024	417,110

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Communications — (continued)
$ 183,000	RingCentral Inc(j) 0.00%, 03/15/2023	$ 383,806
342,000	Vonage Holdings Corp(c) 1.75%, 06/01/2024	305,370
331,000	Wayfair Inc 1.13%, 11/01/2024	343,063
628,000	Wix.com Ltd(d)(j) 0.00%, 07/01/2023	714,350
309,000	Zendesk Inc 0.25%, 03/15/2023	421,446
		7,923,738
Consumer, Cyclical — 0.51%
175,000	Guess? Inc(c) 2.00%, 04/15/2024	191,953
508,000	Live Nation Entertainment Inc 2.50%, 03/15/2023	619,455
469,000	RH (c)(j) 0.00%, 09/15/2024	556,113
		1,367,521
Consumer, Non-Cyclical — 2.59%
291,000	BioMarin Pharmaceutical Inc(d) 0.60%, 08/01/2024	307,441
490,000	Chegg Inc(c) 0.13%, 03/15/2025	503,969
257,000	CONMED Corp(c) 2.63%, 02/01/2024	354,673
583,000	DexCom Inc 0.75%, 12/01/2023	863,538
117,000	Euronet Worldwide Inc(c)(d) 0.75%, 03/15/2049	139,556
570,000	Exact Sciences Corp 0.38%, 03/15/2027	644,456
323,000	FTI Consulting Inc 2.00%, 08/15/2023	404,107
170,000	Illumina Inc(d)(j) 0.00%, 08/15/2023	187,341
	Insulet Corp
65,000	1.38%, 11/15/2024	123,477
589,000	0.38%, 09/01/2026(c)	610,786
485,000	Jazz Investments I Ltd 1.50%, 08/15/2024	488,334
148,000	Neurocrine Biosciences Inc 2.25%, 05/15/2024	226,631
383,000	Repligen Corp 0.38%, 07/15/2024	413,087
165,000	Sarepta Therapeutics Inc 1.50%, 11/15/2024	320,925
603,000	Square Inc 0.50%, 05/15/2023	673,085
209,000	Supernus Pharmaceuticals Inc 0.63%, 04/01/2023	189,181
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 314,000	Teladoc Health Inc 1.38%, 05/15/2025	$ 544,580
		6,995,167
Energy — 0.08%
134,575	CHC Group LLC / CHC Finance Ltd(j)(k) 0.00%, 10/01/2020	26,915
250,000	Cheniere Energy Inc 4.25%, 03/15/2045	196,888
		223,803
Financial — 0.88%
194,000	Ares Capital Corp 3.75%, 02/01/2022	201,090
264,000	AXA SA(c) 7.25%, 05/15/2021	304,392
501,000	Blackstone Mortgage Trust Inc REIT 4.75%, 03/15/2023	535,835
470,000	IH Merger Sub LLC REIT 3.50%, 01/15/2022	632,298
643,000	JPMorgan Chase Financial Co LLC(c) 0.25%, 05/01/2023	693,018
		2,366,633
Industrial — 0.54%
364,000	Air Transport Services Group Inc 1.13%, 10/15/2024	354,177
117,000	Fortive Corp(c) 0.88%, 02/15/2022	118,313
264,000	II-VI Inc 0.25%, 09/01/2022	268,950
266,000	Kaman Corp 3.25%, 05/01/2024	318,402
230,000	OSI Systems Inc 1.25%, 09/01/2022	250,825
157,000	Patrick Industries Inc 1.00%, 02/01/2023	150,818
		1,461,485
Technology — 4.70%
	Akamai Technologies Inc
442,000	0.13%, 05/01/2025	488,298
400,000	0.38%, 09/01/2027(c)	394,928
484,000	Alteryx Inc(c) 0.50%, 08/01/2024	462,311
413,000	Coupa Software Inc(c) 0.13%, 06/15/2025	488,316
200,000	Cree Inc 0.88%, 09/01/2023	211,774
396,000	CyberArk Software Ltd(c)(j) 0.00%, 11/15/2024	408,937
441,000	DocuSign Inc 0.50%, 09/15/2023	547,584

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount(a)		Fair Value
Technology — (continued)
$ 459,000	Everbridge Inc(c) 0.13%, 12/15/2024	$ 453,606
169,000	HubSpot Inc 0.25%, 06/01/2022	292,214
350,000	Inphi Corp 0.75%, 09/01/2021	494,674
466,000	j2 Global Inc(c) 1.75%, 11/01/2026	472,752
163,000	Lumentum Holdings Inc(c) 0.50%, 12/15/2026	176,855
1,345,000	Microchip Technology Inc 1.63%, 02/15/2027	1,916,625
278,000	New Relic Inc 0.50%, 05/01/2023	270,156
119,000	Nice Systems Inc 1.25%, 01/15/2024	226,769
355,000	Nuance Communications Inc 1.25%, 04/01/2025	394,335
254,000	Nutanix Inc(j) 0.00%, 01/15/2023	252,644
1,011,000	ON Semiconductor Corp 1.63%, 10/15/2023	1,393,916
269,000	Pluralsight Inc(c) 0.38%, 03/01/2024	233,471
149,000	RealPage Inc 1.50%, 11/15/2022	207,483
381,000	SailPoint Technologies Holding Inc(c) 0.13%, 09/15/2024	409,857
275,000	ServiceNow Inc(j) 0.00%, 06/01/2022	580,156
576,000	Splunk Inc 1.13%, 09/15/2025	710,280
192,000	Tabula Rasa HealthCare Inc(c) 1.75%, 02/15/2026	191,880
200,000	Talend SA(c) EUR, 1.75%, 09/01/2024	225,921
195,000	Twilio Inc 0.25%, 06/01/2023	297,655
180,000	Western Digital Corp 1.50%, 02/01/2024	176,288
234,000	Workday Inc 0.25%, 10/01/2022	298,919
		12,678,604
Utilities — 0.24%
577,000	NRG Energy Inc 2.75%, 06/01/2048	654,174
TOTAL CONVERTIBLE BONDS — 12.48% (Cost $31,761,944)		$ 33,671,125
Shares
COMMON STOCK
Communications — 0.15%
26,899	Clear Channel Outdoor Holdings Inc(i)	76,931
Shares		Fair Value
Communications — (continued)
11,439	iHeartMedia Inc Class A(d)(i)	$ 193,319
1,699	T-Mobile Inc(i)	133,236
		403,486
Consumer, Cyclical — 0.12%
4,620	Live Nation Entertainment Inc(i)	330,191
Consumer, Non-Cyclical — 0.19%
1,315	AbbVie Inc	116,430
3,415	Advanz Pharma Corp(i)	9,467
495	Amgen Inc	119,330
925	Anthem Inc	279,378
		524,605
Energy — 0.10%
1,940	Exxon Mobil Corp	135,373
1,918	Hess Corp	128,142
70	MWO Holdings LLC(h)(i)	2,368
4,765	Nine Point Energy(h)(i)	9,530
		275,413
Financial — 0.36%
17,030	Ally Financial Inc	520,437
2,700	Bank of America Corp	95,094
7,486	CIT Group Inc	341,586
		957,117
Industrial — 0.00%(l)
491	Tervita Corp(i)	2,802
Technology — 0.39%
10,497	Advanced Micro Devices Inc(i)	481,392
1,122	Lam Research Corp	328,073
1,900	NXP Semiconductors NV	241,794
		1,051,259
TOTAL COMMON STOCK — 1.31% (Cost $4,187,311)		$ 3,544,873
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.20%
11,218	International Flavors & Fragrances Inc 6.00%	537,454
Consumer, Non-Cyclical — 0.66%
13,662	Becton Dickinson & Co 6.13%	893,947
767	Danaher Corp 4.75%(d)	901,908
		1,795,855

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Energy — 0.01%
101	Nine Point Energy 0.00%(h)	$ 20,200
Financial — 1.51%
855	Bank of America Corp 7.25%	1,238,664
699	Crown Castle International Corp Series A REIT 6.88%(d)	895,871
17,203	EPR Properties Series C REIT 5.75%	545,507
3,856	QTS Realty Trust Inc REIT 6.50%	494,603
618	Wells Fargo & Co 7.50%	895,290
		4,069,935
Industrial — 0.42%
465	Fortive Corp 5.00%	452,629
6,182	Stanley Black & Decker Inc 5.25%(d)	670,950
		1,123,579
Technology — 0.44%
1,010	Broadcom Inc 8.00%(d)	1,178,436
Utilities — 0.84%
5,240	Aqua America Inc 6.00%(d)	327,234
11,582	NextEra Energy Inc 4.87%	592,072
6,900	Sempra Energy 6.00%	828,315
9,626	Southern Co 6.75%	518,264
		2,265,885
TOTAL CONVERTIBLE PREFERRED STOCK — 4.08% (Cost $10,473,253)		$ 10,991,344
PREFERRED STOCK
Financial — 0.16%
16,517	GMAC Capital Trust I(b) 3-mo. LIBOR + 5.78%	430,268
TOTAL PREFERRED STOCK — 0.16% (Cost $420,546)		$ 430,268
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(h)(i)	22,673
TOTAL RIGHTS — 0.01% (Cost $40,036)		$ 22,673
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
410,000	Goldman Sachs Financial Square Government Fund Institutional Shares(m), 1.51%(n)	$ 410,000
540,000	Invesco Government & Agency Portfolio Institutional Class(m), 1.51%(n)	540,000
410,000	JPMorgan U.S. Government Money Market Fund Capital Shares(m), 1.50%(n)	410,000
540,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio(m), 1.51%(n)	540,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.70% (Cost $1,900,000)		$ 1,900,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.97%
$16,100,000	Federal Home Loan Bank 1.17%, 01/02/2020	16,099,486
Repurchase Agreements — 4.89%
3,583,046	Undivided interest of 10.63% in a repurchase agreement (principal amount/value $33,751,248 with a maturity value of $33,754,192) with RBC Capital Markets Corp, 1.57%, dated 12/31/19 to be repurchased at $3,583,046 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 6/30/21 - 12/1/49, with a value of $34,426,275.(m)	3,583,046
2,439,118	Undivided interest of 14.57% in a repurchase agreement (principal amount/value $16,756,503 with a maturity value of $16,757,946) with Daiwa Capital Markets America Inc, 1.55%, dated 12/31/19 to be repurchased at $2,439,118 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 5.25%, 1/14/20 - 2/15/49, with a value of $17,091,638.(m)	2,439,118

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,583,046	Undivided interest of 5.43% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $3,583,046 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(m)	$ 3,583,046
3,583,046	Undivided interest of 8.10% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $3,583,046 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(m)	3,583,046
		13,188,256
TOTAL SHORT TERM INVESTMENTS — 10.86% (Cost $29,287,742)		$ 29,287,742
TOTAL INVESTMENTS — 104.75% (Cost $274,295,341)		$282,494,964
OTHER ASSETS & LIABILITIES, NET — (4.75)%		$ (12,809,857)
TOTAL NET ASSETS — 100.00%		$269,685,107
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at December 31, 2019.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy at December 31, 2019.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Non-income producing security.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of December 31, 2019.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Schedule of Investments
As of December 31, 2019
At December 31, 2019, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Bonds
CHC Group LLC / CHC Finance Ltd	0.00%	10/01/2020	04/05/2017	$135,839	$26,915	0.01%

At December 31, 2019, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
CS	USD	223,696	EUR	200,500	March 18, 2020	$(2,290)
SSB	USD	44,816	CAD	59,400	January 15, 2020	(932)
SSB	USD	427,705	EUR	383,400	March 18, 2020	(4,432)
WES	USD	3,093	CAD	4,100	January 15, 2020	(65)
					Net Depreciation	$(7,719)
Counterparty Abbreviations:
CS	Credit Suisse Group AG
SSB	State Street Bank
WES	Westpac
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West High Yield Bond Fund (Formerly Great-West Putnam High Yield Bond Fund)
ASSETS:
Investments in securities, fair value (including $14,553,465 of securities on loan)(a)	$269,306,708
Repurchase agreements, fair value(b)	13,188,256
Cash	464,059
Dividends and interest receivable	2,771,737
Subscriptions receivable	231,373
Receivable for investments sold	515,410
Total Assets	286,477,543
LIABILITIES:
Payable for director fees	2,807
Payable for investments purchased	1,146,887
Payable for other accrued fees	60,940
Payable for shareholder services fees	2,373
Payable to investment adviser	177,514
Payable to custodian	380
Payable upon return of securities loaned	15,088,256
Redemptions payable	305,560
Unrealized depreciation on forward foreign currency contracts	7,719
Total Liabilities	16,792,436
NET ASSETS	$269,685,107
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,838,208
Paid-in capital in excess of par	276,790,075
Undistributed/accumulated deficit	(9,943,176)
NET ASSETS	$269,685,107
NET ASSETS BY CLASS
Investor Class	$7,642,264
Institutional Class	$262,042,843
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	975,093
Institutional Class	27,406,991
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.84
Institutional Class	$9.56
(a) Cost of investments	$261,107,085
(b) Cost of repurchase agreements	$13,188,256
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West High Yield Bond Fund (Formerly Great-West Putnam High Yield Bond Fund)
INVESTMENT INCOME:
Interest	$13,496,324
Income from securities lending	116,731
Dividends	340,456
Foreign withholding tax	(85)
Total Income	13,953,426
EXPENSES:
Management fees	1,857,326
Shareholder services fees – Investor Class	27,982
Audit and tax fees	48,507
Custodian fees	19,665
Director's fees	14,191
Legal fees	9,461
Pricing fees	62,080
Registration fees	28,736
Shareholder report fees	171
Transfer agent fees	7,499
Other fees	723
Total Expenses	2,076,341
Less amount waived by investment adviser	113,543
Net Expenses	1,962,798
NET INVESTMENT INCOME	11,990,628
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(6,813,649)
Net realized gain on forward foreign currency contracts	78,100
Net Realized Loss	(6,735,549)
Net change in unrealized appreciation on investments and foreign currency translations	29,894,659
Net change in unrealized depreciation on forward foreign currency contracts	(56,341)
Net Change in Unrealized Appreciation	29,838,318
Net Realized and Unrealized Gain	23,102,769
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,093,397
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West High Yield Bond Fund (Formerly Great-West Putnam High Yield Bond Fund)	2019	2018
OPERATIONS:
Net investment income	$11,990,628	$17,035,910
Net realized loss	(6,735,549)	(3,198,258)
Net change in unrealized appreciation (depreciation)	29,838,318	(22,799,091)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,093,397	(8,961,439)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(3,478)	-
Institutional Class	(119,270)	-
From return of capital	(122,748)	0
From net investment income and net realized gains
Investor Class	(402,334)	(659,855)
Institutional Class	(11,985,112)	(17,438,071)
From net investment income and net realized gains	(12,387,446)	(18,097,926)
Total Distributions	(12,510,194)	(18,097,926)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,940,095	2,207,516
Institutional Class	40,679,108	41,876,309
Shares issued in reinvestment of distributions
Investor Class	405,812	659,855
Institutional Class	12,104,382	17,438,071
Shares redeemed
Investor Class	(3,688,174)	(3,513,278)
Institutional Class	(52,256,137)	(97,612,191)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(814,914)	(38,943,718)
Total Increase (Decrease) in Net Assets	21,768,289	(66,003,083)
NET ASSETS:
Beginning of year	247,916,818	313,919,901
End of year	$269,685,107	$247,916,818
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	250,699	277,080
Institutional Class	4,307,246	4,372,782
Shares issued in reinvestment of distributions
Investor Class	52,195	88,042
Institutional Class	1,278,130	1,927,246
Shares redeemed
Investor Class	(475,647)	(441,324)
Institutional Class	(5,596,332)	(10,263,941)
Net Decrease	(183,709)	(4,040,115)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 7.23	0.34	0.69	1.03	(0.00) (d)	(0.42)	-	(0.42)	$7.84	14.40%
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	-	(0.59)	-	(0.59)	$7.23	(3.92%)
12/31/2017	$ 8.10	0.41	0.12	0.53	-	(0.50)	-	(0.50)	$8.13	6.62%
12/31/2016	$ 7.46	0.41	0.73	1.14	-	(0.50)	-	(0.50)	$8.10	15.54%
12/31/2015	$ 8.33	0.42	(0.79)	(0.37)	-	(0.50)	-	(0.50)	$7.46	(4.69%)
Institutional Class
12/31/2019	$ 8.74	0.44	0.84	1.28	(0.00) (d)	(0.46)	-	(0.46)	$9.56	14.73%
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	-	(0.61)	-	(0.61)	$8.74	(3.58%)
12/31/2017	$ 9.55	0.52	0.14	0.66	-	(0.52)	-	(0.52)	$9.69	7.03%
12/31/2016	$ 8.72	0.51	0.85	1.36	-	(0.53)	-	(0.53)	$9.55	15.87%
12/31/2015 (e)	$10.00	0.35	(1.10)	(0.75)	-	(0.53)	-	(0.53)	$8.72	(7.71%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 7,642	1.48%	1.10%	4.35%	64%
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
12/31/2017	$ 9,948	1.24%	1.10%	4.94%	59%
12/31/2016	$ 8,938	1.10%	1.10%	5.14%	56%
12/31/2015	$ 11,277	1.10%	1.10%	4.98%	56%
Institutional Class
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
12/31/2017	$303,972	0.78%	0.75%	5.30%	59%
12/31/2016	$285,811	0.75%	0.75%	5.48%	56%
12/31/2015 (e)	$289,219	0.75% (h)	0.75% (h)	5.49% (h)	56%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST HIGH YIELD BOND FUND (FORMERLY GREAT-WEST PUTNAM HIGH YIELD BOND FUND)
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West High Yield Bond Fund (Formerly Great-West Putnam High Yield Bond Fund) (the Fund) are included herein. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Annual Report - December 31, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2019

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 15,632,524	$ —	$ 15,632,524
Corporate Bonds and Notes	—	187,014,357	58	187,014,415
Convertible Bonds	—	33,671,125	—	33,671,125
Common Stock	3,532,975	—	11,898	3,544,873
Convertible Preferred Stock	—	10,971,144	20,200	10,991,344
Preferred Stock	430,268	—	—	430,268
Rights	—	—	22,673	22,673
Government Money Market Mutual Funds	1,900,000	—	—	1,900,000
Short Term Investments	—	29,287,742	—	29,287,742
Total Assets	$ 5,863,243	$ 276,576,892	$ 54,829	$ 282,494,964
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	(7,719)	—	—	(7,719)
Total Liabilities	$ (7,719)	$ 0	$ 0	$ (7,719)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Annual Report - December 31, 2019

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$12,387,446	$18,097,926
Return of capital	122,748	-
	$12,510,194	$18,097,926
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $122,748 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2019. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2019

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(17,971,888)
Post-October losses	(110,057)
Net unrealized appreciation	8,138,769
Tax composition of capital	$(9,943,176)
At December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2019, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2019, were as follows:
No Expiration	$(17,971,888)
Total	(17,971,888)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(2,055)	$(108,002)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$274,348,476
Gross unrealized appreciation on investments	13,070,115
Gross unrealized depreciation on investments	(4,931,346)
Net unrealized appreciation on investments	$8,138,769
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Annual Report - December 31, 2019

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $1,056,128 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(7,719)
The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$78,100	Net change in unrealized depreciation on forward foreign currency contracts	$(56,341)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2019.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(7,719)	$—	$—	$—	$(7,719)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Annual Report - December 31, 2019

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.75% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed to the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$105,377	$146,075	$113,543	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $155,288,719 and $163,807,089, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $167,812, respectively.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $14,553,465 and received collateral as reported on the Statement of Assets and

Annual Report - December 31, 2019

Liabilities of $15,088,256 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2019. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$11,528,406
Convertible Bonds	1,375,150
Common Stocks	186,846
Convertible Preferred Stock	1,997,854
Total secured borrowings	$15,088,256
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West High Yield Bond Fund (formerly known as Great-West Putnam High Yield Bond Fund) (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 2% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020